Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Significant accounting judgments, estimates and assumptions
4.	Significant accounting judgments, estimates and assumptions
The preparation of the Company’s consolidated financial statements requires management to make judgments, estimates, and assumptions that affect the reported amounts of revenues, expenses, assets, and liabilities and the accompanying disclosures and the disclosure of contingent liabilities.
Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities in future periods.
Judgments
In the process of applying the Company’s accounting policies, management has made judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements in the following area:

•	Leases
The Company enters into contracts for the use of the aircraft and real estate which include, airport and terminal facilities, sales offices, maintenance facilities, and general offices. The Company assesses, based on the terms and conditions of the arrangements, whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

•	Lease term
The Company determines the lease term as the
non-cancellable
term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.
The Company applies judgement in evaluating whether it is reasonably certain or not to exercise the option to renew or terminate the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise either the renewal or termination. After the commencement date, the Company reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise or not to exercise the option to renew or to terminate (e.g., construction of significant leasehold improvements or significant customization to the leased asset).

•	Assets held for sale
In 2020, the Company decided to sell 14 Boeing
737-700
fleet over the next year. As of December 31, 2020 the Boeing
737-700
fleet was classified as “Asset held for sale” in the consolidated statement of financial position.
The Company considered the fleet to meet the criteria to be classified as held for sale for the following reasons:

•	The fleet was available for immediate sale and could be sold to the buyer in its current condition.

•	The actions to complete the sale were initiated and expected to be completed within one year from the date of initial classification.

•	The Board of Directors approved the plan to sell its Boeing 737-700 fleet.
During 2021, the Company signed an agreement for the sale of three Boeing
737-700
and the Board of Directors approved to keep the remaining eleven Boeing
737-700
for a period of three years. The Company has reclassified these aircraft to “Property and equipment” in the consolidated statement of financial position. Additional estimates were made by the Company to proceed with this reclassification.

For more details refer to note 13.
Estimates and assumptions
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below.
The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the Company’s control. Such changes are reflected in the assumptions when they occur.

•	Impairment of financial assets
The loss allowances for financial assets are based on assumptions about risk of default and expected loss rates. The Company uses judgement in making these assumptions and selecting the inputs to the impairment calculation, based on the Company’s past history, existing market conditions as well as forward looking estimates at the end of each quarterly reporting period.

•	Impairment of non-financial assets
Impairment exists when the carrying amount of an asset or CGU exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. The fair value less costs to sell calculation is based on available data from binding sales transactions, conducted at arm’s length, for similar assets or observable market prices less incremental costs for disposing of the asset. The value in use calculation is based on a discounted cash flow model. The cash flows are derived from the budget for the next five years and do not include restructuring activities that the Company is not yet committed to or significant future investments that will enhance the asset’s performance of the CGU being tested. The recoverable amount is most sensitive to the discount rate used for the discounted cash flow model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes (see note 16).

•	Property and equipment
The Company’s management has determined that the residual value of the airframe, engines, and components (rotable parts) owned is 15% of the cost of the asset, therefore the depreciation of flight equipment is made accordingly. Annually, management reviews the useful life and residual value of each of these assets (see note 13).

•	Provision for return condition
The Company records a provision to accrue for the cost that will be incurred in order to return the lease aircraft to their lessor in the agreed-upon condition, excluded estimated dismantling costs not based on utilization of the aircraft which are included in the ROU asset and lease liability. The methodology applied to calculate the provision requires management to make assumptions, including the future maintenance costs, discount rate, and related inflation rates and aircraft utilization. The cash flows are discounted at a current pre-tax
rate that reflects the risks specific to the decommissioning.

Any difference in the actual maintenance cost incurred and the amount of the provision is recorded under “Maintenance, materials and repairs” in the consolidated statement of profit or loss. The effect of any changes in estimates, including those mentioned above, is also recognized under “Maintenance, materials and repairs” for the period (see note 21).

•	Revenue recognition – expired tickets
The Company recognizes estimated fare revenue for tickets that are expected to expire based on departure date (unused tickets), based on historical data and experience. Estimating the expected expiration rate requires management’s judgment, among other things, the historical data and experience is an indication of the future customer behavior.
The unused tickets expire after one year, and any revenue associated with tickets sold for future travel is recognized within 12 months.
Since 2020, in response to
Covid-19
and
for those
tickets which were scheduled to expire before June 2021, the Company established a new commercial policy that extended the tickets expiration to June 30, 2022. The Company calculated a specific breakage for tickets that were not expected to be used based on this new commercial policy. As of December 31, 2022, all revenue related to these tickets has been recognized in the consolidated statement of profit or loss.

•	Multiple deliverable revenue arrangements - Frequent flyer program
The frequent flyer program includes two major transactions that are considered revenue arrangements with multiple performance obligations: (i) mileage credits earned with travel and (ii) mileage credits sold to co-branded
credit card partner and other partners. The Company estimates the fair value of the miles in those transactions using a blended calculation of rates charged when miles are sold to other partners and the average value of a mile flown by a customer earned with travel, less an estimate of the miles that will expire unused (breakage). The Company engages a specialist to assist in the performance of the breakage calculation.

•	Taxes
The Company believes that taken tax positions, including transfer pricing between entities, are reasonable. However, in the event of an audit by the tax authorities, they may challenge the positions taken by the Company, resulting in additional taxes and interest liabilities.
Management judgement is required to determine the amount of deferred tax assets that can be recognised, based upon the likely timing and the level of future taxable profits, together with future tax planning strategies (see note 22).

•	Incremental borrowing rate for leases
The Company cannot readily determine the interest rate implicit in the lease, therefore, it uses its incremental borrowing rate (IBR) to measure lease liabilities. The IBR is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use
asset in a similar economic environment. The Company estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates.

•	Fair value measurement
The Company measures financial instruments such as derivatives at fair value at the date of each statement of financial position. Fair values of financial instruments measured at amortized cost are disclosed in note 28.6.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	in the principal market for the asset or liability, or

•	in the absence of a principal market, in the most advantageous market for the asset or liability.
The principal or the most advantageous market must be accessible to the Company.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
A fair value measurement of a
non-financial
asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.
The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole (see note 28.6 for further disclosures):

i)	Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities.

ii)	Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

iii)
Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgment is required in establishing fair values. Judgments include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing
categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

•	Reclassification from assets held for sale to property and equipment
During 2021, the Board of Directors of the Company approved not to sale for a period of three years, eleven Boeing
737-700
that were reclassified to available for sale assets on 2020. During 2021, the Company reclassified these aircraft to property and equipment.

According to IFRS 5
“Non-current
Assets Held for Sale and Discontinued Operations”
, the Company shall measure a non-current asset that ceases to be classified as held for sale at the lower of:

i)
its carrying amount before the asset was classified as held for sale, adjusted for any depreciation, amortization or revaluations that would have been recognized had the asset not been classified as held for sale, and

ii)
its recoverable amount at the date of the subsequent decision not to sell or distribute. The recoverable amount of the asset is the higher between its fair value less costs to sell and its value in use.

The Company concluded that the recoverable amount was the fair value less cost to disposal. The Company plans to exit of its
737-700
fleet in 2025 (see note 13).